Financial Assets and Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026		Dec. 31, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 28,704		€ 28,416
Other receivables	118		19
Loans to employees Non-current	180		180
Trade and other financial receivables Non-current	180		180
Trade And Other Financial Receivables Current, Total	28,822		28,435
Guarantee deposit	1,303		1,387
Other non-current financial assets, Total	1,303		1,387
Guarantee deposit	165		164
Financial investments	4,951		4,969
Other current financial assets, Total	5,116	[1]	5,133
Total Non-current	1,483	[1]	1,567
Total Current	€ 33,938		€ 33,568

[1]	Unaudited